Subsequent Events - Summary of Redeemed Preferred Securities (Detail) - Subsequent Event - Mizuho Capital Investment, Limited ¥ in Millions	Jun. 30, 2018 JPY (¥)
Subsequent Event [Line Items]
Aggregate redemption amount	¥ 274,500
Reason for the redemption	Arrival of optional redemption date